Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 478	$ 199
Charged to Costs & Expenses	[1]	267	279
Deductions	[1]	(590)
Balance at End of Period		155	478
Reserve for excess and obsolete inventory
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		839
Charged to Costs & Expenses		175	839
Deductions	[2]	(85)
Balance at End of Period		929	839
Deferred tax asset valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		31,400	12,512
Charged to Other Accounts	[3]	30,908	18,888
Balance at End of Period		$ 62,308	$ 31,400

[1]	Increases in the allowance for doubtful accounts consist of our provision for bad debts, which is included within selling, general, and administrative expenses on the consolidated statements of operations and comprehensive loss. Decreases in the allowances for doubtful accounts consist of the write-off of specific accounts and the recovery of previously reserved receivables.
[2]	Increases in the reserve for excess and obsolete inventory are charged to expense within cost of sales on the consolidated statements of operations and comprehensive loss and are based on the difference, if any, between the cost of the inventory and market, based upon assumptions about future demand. Decreases in the reserve for excess and obsolete inventory consist of the write-off of specific items and the recovery of previously reserved inventory.
[3]	Increases in the valuation allowance for deferred income tax assets offset the increase in our gross deferred tax assets, based on the expected realization of those future tax benefits.